Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as of December 31, 2022 include unbilled revenue of $149,015 (December 31, 2021 - $102,693) from the Company’s regulated utilities. Accounts receivable as of December 31, 2022 are presented net of allowance for doubtful accounts of $24,857 (December 31, 2021 - $19,327).